Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
	December 31, 2022	December 31, 2021
Cash on hand and petty cash	$7,957	$9,549
Checking accounts	130,362	18,244
Demand deposits	22,858,058	6,416,955
Time deposits	6,871,187	12,559,077
	29,867,564	19,003,825
Transferred to financial assets at amortized cost	(6,871,187)	(9,059,077)
	$22,996,377	$9,944,748